ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Accrued payroll and welfare	23,177	46,444
Accounts payable	18,845	24,508
Advance from customers	83,450	385,975
Payables for professional fees	245,907	192,074
Payables for borrowing Filecoin for initial pledge of the Filecoin mining business	2,039,453	434,237
Other taxes payable	2,165	3,292
Payable financing advisory fees	—	480,000
Other operating and management expenses	53,439	22,032
Total accrued expenses and other current liabilities	2,466,436	1,588,562